SUPPLEMENT dated January 2, 1998

                              To the PROSPECTUS of

                           STANDISH FIXED INCOME FUND
                          STANDISH FIXED INCOME FUND II
                     STANDISH SHORT-TERM ASSET RESERVE FUND
                        STANDISH CONTROLLED MATURITY FUND
                            STANDISH SECURITIZED FUND

                                Dated May 1, 1997

--------------------------------------------------------------------------------

Standish Short-Term Asset Reserve Fund

      Standish Short-Term Asset Reserve Fund is no longer offered pursuant to this prospectus. Standish Short-Term Asset Reserve Fund is now offered pursuant to a separate prospectus which is available upon request from Standish Fund Distributors, L.P. by calling (800) 729-0066. Please read the Standish Short-Term Asset Reserve Fund's prospectus carefully before investing.